Supplemental Data - Summary of Supplemental Balance Sheet Data (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Summary of accrued expenses:
Accrued payroll and fringes	$ 24,426	$ 20,269
Accrued taxes	5,755	3,029
Income taxes payable	5,104	5,214
Accrued interest	5,773	221
Accrued rebates	11,038	12,936
Warranty payable	1,528	2,197
Accrued inventory	35,426	32,448
Accrued transportation and disposal costs	0	0
Other accrued expenses	17,562	14,383
Total	106,612	90,697
Warranty liability:
Beginning balance	2,197	1,258
Accrual	3,531	1,982
Warranty payments	(4,258)	(1,552)
Other (1)	154	509
Ending balance	$ 1,624	$ 2,197